Debt, Derivatives and Royalty certificates liabilities - Financial debt (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings	€ 51,234
Accrued interest payable on loans	5,855
Lease liabilities	2,771
Debt	59,860
Derivatives	119,385
Royalty certificates liabilities	51,645	€ 29,207	€ 6,327
Total Debt	230,890	€ 181,250	€ 54,082	€ 44,390
Short-term
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings	29,836
Accrued interest payable on loans	436
Lease liabilities	2,036
Debt	32,309
Total Debt	32,309
Long-term
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings	21,398
Accrued interest payable on loans	5,418
Lease liabilities	735
Debt	27,551
Derivatives	119,385
Royalty certificates liabilities	51,645
Total Debt	€ 198,581